Lease Obligations	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASE OBLIGATIONS
13.	LEASE OBLIGATIONS

	Dec 31 21	Dec 31 20
Opening Balance	$341,592	$194,331
Additions in the year	833,766	306,086
Interest expense	21,279	14,045
Translation adjustment	6,527	(26,724)
Lease payments	(182,682)	(146,146)
	1,020,482	341,592
Due within one year	(232,969)	(127,776)
Balance-end of period	$787,513	$213,816

Future Mini
m
um Lease Payments

	Dec 31 21	Dec 31 20
year 1	232,969	$127,776
year 2	255,000	104,897
year 3	270,000	103,458
year 4	262,513	5,461
Tota l lease obligations	$1,020,482	$341,592

The Company has a long term restricted term deposit of $168,167 held by the Company’s bank to guarantee a portion of the office lease located in Israel.